Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]
Related Party Transactions [Abstract]
Investments in Company Common Stock Through Stock Fund
The Plan provides participants the election of an investment in Magnera Corporation’s common stock through the Stock Fund, a unitized company stock fund. As of December 31, 2025 and 2024, the Plan held common stock issued by the Company as follows:

	Years Ended December 31,
	2025	2024
Shares of Magnera Corporation common stock	8,138	11,383
Fair value	$123,209	$206,829
The following table sets forth information related to the Plan's investments in the Stock Fund.

	Years Ended December 31,
	2025	2024
Units of the Stock Fund	91,266	128,465
Per-unit price	$1.35	$1.61
Equivalent shares of Magnera Corporation common stock	8,138	11,383